Goodwill - Summary of Carrying Amount of Goodwill (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of carrying amount of goodwill as follows:
Goodwill	$ 360,603,613	$ 358,802,534	$ 147,120,852
Florida [member]
Summary of carrying amount of goodwill as follows:
Goodwill	256,270,533	255,002,971
Northeast [member]
Summary of carrying amount of goodwill as follows:
Goodwill	3,569,801	3,569,801
Texas [member]
Summary of carrying amount of goodwill as follows:
Goodwill	92,803,338	92,669,821
Other [member]
Summary of carrying amount of goodwill as follows:
Goodwill	$ 7,959,941	$ 7,559,941